GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2018	Feb. 29, 2016 vessel
Property, Plant and Equipment [Line Items]
(Loss)/ gain on sale of vessels		$ (2,578)	$ (1,699)	$ (167)
Gain on termination of charters		0	2,823	0
Total gain/(loss) on sale of assets and termination of charters		$ (2,578)	1,124	$ (167)
Number Of Vessels Sold		1		1	1	1
Term of time charter	2 years
Proceeds from sale of vessels and termination of charters		$ 145,654	74,791	$ 29,102
Compensation Received on Termination of Charters, Notes Receivable		3,400	$ 2,800
Crude Oil Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			4	1
Front Circassia [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		(1,400)
Proceeds from sale of vessels and termination of charters		17,900
Compensation Received on Termination of Charters, Notes Receivable		4,400
SFL Avon [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		(200)
Front Page [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		300
Front Stratus [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		200
Front Serenade [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		300
Front Page, Front Stratus, Front Serenade [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters		22,500
Compensation Received on Termination of Charters, Notes Receivable		3,400
Front Ariake [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		0
Front Falcon [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters		$ (1,800)
Sale of oil tanker- Front Century [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters			$ 0
Sale of oil tanker- Front Brabant [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters			(1,700)
Sale of oil tanker- Front Scilla [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters			(1,100)
Sale of oil tanker- Front Ardenne [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters			300
MSC Alice [Member]
Property, Plant and Equipment [Line Items]
Total gain/(loss) on sale of assets and termination of charters			$ 700
Term of time charter			5 years